Investment Securities (Contractual Maturities and Estimated Fair Values) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Held-to-maturity debt securities amortized cost disclosures
Due in one year or less, held-to-maturity debt securities amortized cost	$ 2,275,000
Due after one year through five years, held-to-maturity debt securities amortized cost	125,000
Amortized cost, held-to-maturity debt securities	2,400,000	$ 2,400,000
Held-to-maturity debt securities, Estimated fair value disclosures
Due in one year or less, held-to-maturity debt securities, Estimated fair value	2,275,000
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	125,000
Estimated fair value	2,400,000	2,400,000
Available-for-sale debt securities amortized cost disclosures
Due after five years through ten years, available-for-sale debt securities amortized cost	1,939,000
Due after ten years, available-for-sale debt securities amortized cost	223,157,000
Residential mortgage-backed securities, amortized cost	3,943,092,000
Equity securities, amortized cost	28,075,000
Amortized cost, Available-for-sale securities	4,196,263,000	4,218,841,000
Available for sale debt securities, Estimated Fair Value Disclosures
Due after five years through ten years, available-for-sale debt securities, Estimated Fair Value	1,967,000
Due after ten years, available-for-sale debt securities, Estimated Fair Value	230,984,000
Residential mortgage-backed securities, Estimated Fair Value	3,891,233,000
Equity securities, Estimated Fair Value	27,886,000
Estimated fair value, Available for sale securities	4,152,070,000	4,177,349,000
Amortized cost of available for sale investment securities pledged	1,428,387,000
Fair value of available for sale investment securities pledged	1,403,084,000
Proceeds from sales and calls of available for sale securities	396,066,000	352,743,000	$ 164,163,000
Proceeds from sales of mortgage-backed securities	377,756,000	338,138,000	128,444,000
Gross gains realized on sales	1,186,000	586,000	2,450,000
Gross losses realized on sales	$ 5,960,000	$ 3,212,000	$ 6,132,000